Cover Page	May 05, 2020	Apr. 13, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 12, 2021
Entity Registrant Name		VERACYTE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36156
Entity Tax Identification Number	20-5455398
Entity Address, Address Line One		6000 Shoreline Court
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		South San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94080
City Area Code		650
Local Phone Number		243-6300
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value, $0.001 per share
Trading Symbol		VCYT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001384101